INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes
Provision for income taxes	¥ 13	$ 2	¥ 96	¥ 251
Hong Kong
Income Taxes
Provision for income taxes	¥ 0
Reconciliation between the effective income tax rate and the PRC statutory income tax rate (as a percent)
Statutory tax rate	16.50%	16.50%
PRC
Income Taxes
Preferential tax rate	15.00%	15.00%
Reconciliation between the effective income tax rate and the PRC statutory income tax rate (as a percent)
Statutory tax rate	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	(21.00%)	(21.00%)	(8.00%)
Effect of R&D super deduction	30.00%	30.00%	38.00%
Effect of enacted tax rate change	20.00%	20.00%	25.00%
Effect of change in valuation allowance	(54.00%)	(54.00%)	(80.00%)
Effective tax rate	0.00%	0.00%	0.00%